Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Losses deferred in accumulated other comprehensive income will be amortized into earnings in 2012	$ 184
Losses deferred in accumulated other comprehensive income	1,899
Funded status of plan	732
Total accumulated benefit obligation	4,345	4,246
Accumulated benefit obligations in excess of plan assets for retirement plans, projected benefit obligation	4,093	1,120
Accumulated benefit obligations in excess of plan assets for retirement plans, accumulated benefit obligation	3,907	1,043
Accumulated benefit obligations in excess of plan assets for retirement plans, fair value of plan assets	3,380	618
Estimated future employer contributions in next fiscal year	150
Defined benefit pension plan expense	145	132	94
Defined benefit pension plan, expected expense for 2012	170
Percentage of assumed investment return on plan assets	7.75%
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(462)	(260)
Future benefit payments in 2012	174
Future benefit payments in 2013	183
Future benefit payments in 2014	192
Future benefit payments in 2015	200
Future benefit payments in 2016	208
Total future benefit payments over the five years 2017 through 2021	1,157
Discount rate	4.75%	5.00%	5.50%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(270)	(347)
Future benefit payments in 2012	43
Future benefit payments in 2013	47
Future benefit payments in 2014	49
Future benefit payments in 2015	55
Future benefit payments in 2016	55
Total future benefit payments over the five years 2017 through 2021	$ 308
Discount rate	5.20%	4.60%	5.30%